FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2015
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
NOTE 13 — FAIR VALUE MEASUREMENTS
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:
Level 1:   Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2:   Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3:   Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
Investment Securities:
The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). The Company’s preferred stock investments are not actively traded; therefore, management estimates the fair value of its preferred stock using estimations provided by external dealer quotes.
Impaired Loans:
The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are typically significant and result in a Level 3 classification of the inputs for determining fair value.
Loan Servicing Rights:
Fair value is determined based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model utilizes assumptions that market participants would use in estimating future net servicing income and that can be validated against available market data and results in a Level 3 classification.
Real estate owned:
Nonrecurring adjustments to certain commercial and residential real estate properties classified as real estate owned are measured at the lower of carrying amount or fair value, less costs to sell. Fair values are generally based on third party appraisals of the property, resulting in a Level 3 classification. In cases where the carrying amount exceeds the fair value, less costs to sell, an impairment loss is recognized.
Assets and liabilities measured at fair value on a recurring basis at June 30, 2015 and 2014 are summarized below:
	Fair Value Measurements
	(Level 2)	(Level 3)	(Level 2)
	June 30, 2015		June 30, 2014
Financial assets:
Securities available-for-sale	$111,167	$—	$103,806
Loan servicing rights	—	1,396	—
Total financial assets	$111,167	$1,396	$103,806

The table below presents assets measured at fair value on a non-recurring basis by level at June 30, 2015 and 2014:
	Fair Value Measurements
	(Level 3)	(Level 3)
	June 30, 2015	June 30, 2014
Financial assets:
Impaired real estate loans, with specific allocations:
One-to-four family	$1,157	$1,221
Non-financial assets:
Real estate owned, net:
One-to-four family	1,335	744
Nonresidential	365	—
Construction and land	392	—
Total non-financial assets	2,092	744
Total assets measured at fair value on a non-recurring basis	$3,249	$1,965

The Company’s impaired loans, which were measured for impairment using the fair value of collateral less costs to sell, had a carrying amount of  $1,157 and $1,221 at June 30, 2015 and 2014, respectively. The carrying value included a valuation allowance of  $213 and $52, respectively. The impact to the provision for loan losses from the change in the valuation allowances was an increase of  $193 and $25 for the years ended June 30, 2015 and 2014, respectively.
Real estate owned is carried at the lower of carrying value or fair value less costs to sell. The outstanding balances of real estate owned and their respective valuation allowances at June 30, 2015 and 2014 were $2,092 and $744 and $84 and $164, respectively.
The resulting write-downs for measuring real estate owned at the lower of carrying or fair value less costs to sell were $196 and $164 for the years ended June 30, 2015 and 2014, respectively.
The table below presents a reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs Level 3 for the year ended June 30, 2015:
Fair Value Measurements
(Level 3)
Year Ended June 30, 2015
Balance at beginning of year:	$—
Purchases	1,369
Total gains included in earnings	27
Balance at end of year:	$1,396

The table below presents the valuation methodology and unobservable inputs for Level 3 assets measured at fair value on a non-recurring basis at June 30, 2015 and 2014:
	Level 3 Quantitative Information
	June 30, 2015	June 30, 2014	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
	Fair Value	Fair Value
Impaired real estate loans net, with specific allocations: One-to-four family	$1,157	$1,221	Sales comparison approach	Adjustment for differences between the comparable sales	0% to 30% (15%)
Real estate owned net:
One-to-four family	$1,335	$744	Sales comparison approach	Adjustment for differences between the comparable sales	0% to 20% (10%)
Nonresidential	365	—	Sales comparison approach	Adjustment for differences between the comparable sales	0% to 20% (10%)
Construction and land	392	—	Sales comparison approach	Adjustment for differences between the comparable sales	0% to 20% (10%)
The carrying amounts and estimated fair values of the Company’s on-balance sheet financial instruments at June 30, 2015 and 2014 are summarized below:
	June 30, 2015
	Carrying Amount	Fair Value
		(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Securities available-for-sale	$111,167	$—	$111,167	$—	$111,167
Loans, net	308,259	—	—	310,116	310,116
Loans held for sale	118	—	—	118	118
Loan servicing rights	1,396	—	—	1,396	1,396
Restricted equity securities	440	N/A	N/A	N/A	N/A
Financial liabilities
Deposits	$394,184	$137,618	$256,681	$—	$394,299
	June 30, 2014
	Carrying Amount	Fair Value
		(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Securities available-for-sale	$103,806	$—	$103,806	$—	$103,806
Loans, net	229,931	—	—	233,176	233,176
Restricted equity securities(1)	325	N/A	N/A	N/A	N/A
Financial liabilities
Deposits	$281,015	$80,904	$200,662	$—	$281,566

(1)
It was not practicable to determine fair value of restricted equity securities due to restrictions placed on transferability.

(2)
Loans held for sale are carried at the lower of cost or fair value, which is evaluated on a pool-level basis. The fair value of loans held for sale is determined using quoted prices for similar assets, adjusted for specific attributes of that loan or other observable market data, such as outstanding commitments from third party investors and result in a Level 2 classification.